Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 16.39%
Azerbaijan: 0.58%
State Oil Company of the Azerbaijan Republic (Energy, Oil, gas & consumable fuels)	4.75%	3-13-2023	$200,000	$ 206,467
Bahrain: 0.61%
Oil & Gas Holding Company (Energy, Oil, gas & consumable fuels)	7.63	11-7-2024	200,000	215,344
Chile: 1.60%
Codelco Incorporated (Materials, Metals & mining)	4.25	7-17-2042	250,000	272,500
Codelco Incorporated (Materials, Metals & mining)	4.88	11-4-2044	250,000	294,987
				567,487
China: 2.95%
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, gas & consumable fuels)	3.25	4-28-2025	200,000	210,840
Sinopec Group Overseas Development (2018) Limited (Energy, Oil, gas & consumable fuels)	2.30	1-8-2031	200,000	197,218
State Grid Overseas Investment (2014) Limited (Utilities, Electric utilities)	4.13	5-7-2024	400,000	428,248
State Grid Overseas Investment (2016) Limited (Utilities, Electric utilities)	2.88	5-18-2026	200,000	210,638
				1,046,944
Hong Kong: 0.56%
CNAC Finbridge Company Limited (Industrials, Chemicals)	3.00	9-22-2030	200,000	200,701
Indonesia: 1.81%
PT Indonesia Asahan Aluminium (Persero) (Materials, Metals & mining)	5.71	11-15-2023	200,000	215,264
PT Pertamina (Persero) (Energy, Oil, gas & consumable fuels)	5.63	5-20-2043	200,000	235,250
PT Perusahaan Listrik Negara (Persero) (Utilities, Electric utilities)	4.00	6-30-2050	200,000	193,250
				643,764
Kazakhstan: 1.24%
KazMunayGas National Company JSC (Energy, Oil, gas & consumable fuels)	3.50	4-14-2033	200,000	203,373
KazMunayGas National Company JSC (Energy, Oil, gas & consumable fuels)	5.75	4-19-2047	200,000	235,500
				438,873
Malaysia: 1.65%
Petronas Capital Limited Bhd (Energy, Oil, gas & consumable fuels)	3.50	4-21-2030	200,000	217,004
Petronas Capital Limited Bhd (Energy, Oil, gas & consumable fuels)	4.50	3-18-2045	300,000	368,488
				585,492
Mexico: 1.61%
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	5.50	6-27-2044	30,000	22,725
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	5.63	1-23-2046	100,000	75,160
See accompanying notes to portfolio of investments

Allspring Emerging Markets Bond Portfolio  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mexico: 1.61% (continued)
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	5.95%	1-28-2031	$170,000	$ 159,630
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.35	2-12-2048	30,000	23,709
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.38	1-23-2045	30,000	24,222
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.50	6-2-2041	30,000	25,413
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.63	6-15-2035	30,000	27,508
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.63	9-29-2049	60,000	47,653
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.75	9-21-2047	140,000	114,996
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	6.95	1-28-2060	30,000	24,672
Petroleos Mexicanos Company (Energy, Oil, gas & consumable fuels)	7.69	1-23-2050	30,000	27,063
				572,751
Peru: 0.58%
Petroleos del Peru - Petroperu SA (Energy, Oil, gas & consumable fuels)	4.75	6-19-2032	200,000	204,340
Saudi Arabia: 0.59%
KSA Sukuk Limited (Financials, Diversified financial services)	2.97	10-29-2029	200,000	209,564
South Africa: 0.59%
Eskom Holdings SOC Limited (Utilities, Electric utilities)	6.35	8-10-2028	200,000	210,500
United Arab Emirates: 2.02%
Abu Dhabi Crude Oil Pipeline LLC (Energy, Oil, gas & consumable fuels)	4.60	11-2-2047	200,000	233,120
Mamoura Diversified Global Holding GMTN BV (Financials, Diversified financial services)	3.00	4-19-2024	200,000	208,610
Mamoura Diversified Global Holding GMTN BV (Financials, Diversified financial services)	3.75	4-19-2029	250,000	274,068
				715,798
Total Yankee corporate bonds and notes (Cost $5,617,872)				5,818,025
Yankee government bonds: 81.43%
Abu Dhabi Government	2.13	9-30-2024	200,000	204,800
Abu Dhabi Government	3.13	9-30-2049	200,000	203,000
Abu Dhabi Government	3.88	4-16-2050	200,000	231,500
Arab Republic of Egypt	5.88	6-11-2025	200,000	199,130
Arab Republic of Egypt	6.88	4-30-2040	100,000	81,500
Arab Republic of Egypt	7.50	1-31-2027	200,000	200,448
Arab Republic of Egypt	8.50	1-31-2047	250,000	211,950
Arab Republic of Egypt	8.70	3-1-2049	200,000	170,100
China Development Bank	1.63	10-27-2030	200,000	194,724
Dominican Republic	5.88	1-30-2060	200,000	186,000
Dominican Republic	5.95	1-25-2027	350,000	385,529
Dominican Republic	6.00	7-19-2028	200,000	220,002
Dominican Republic	6.40	6-5-2049	150,000	153,002
Export-Import Bank of China	4.00	11-28-2047	200,000	254,281
See accompanying notes to portfolio of investments

2  |  Allspring Emerging Markets Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 81.43% (continued)
Export-Import Bank of India	4.00%	1-14-2023	$250,000	$ 257,853
Federation of Malaysia	3.18	4-27-2026	400,000	429,455
Federative Republic of Brazil	2.63	1-5-2023	200,000	203,406
Federative Republic of Brazil	4.50	5-30-2029	200,000	199,450
Federative Republic of Brazil	4.63	1-13-2028	400,000	408,444
Federative Republic of Brazil	5.63	1-7-2041	250,000	246,040
Federative Republic of Brazil	7.13	1-20-2037	20,000	23,428
Federative Republic of Brazil	8.25	1-20-2034	20,000	25,834
Islamic Republic of Pakistan	6.88	12-5-2027	200,000	199,000
Islamic Republic of Pakistan	8.25	9-30-2025	200,000	215,078
Kingdom of Bahrain	6.75	9-20-2029	200,000	212,020
Kingdom of Bahrain	7.00	10-12-2028	400,000	428,504
Kingdom of Jordan	5.85	7-7-2030	200,000	196,500
Kingdom of Morocco	4.25	12-11-2022	200,000	204,500
Kuwait Government	3.50	3-20-2027	200,000	217,500
Lebanese Republic †	6.25	11-4-2024	200,000	22,560
Lebanese Republic †	6.60	11-27-2026	300,000	33,612
Lebanese Republic †	6.65	2-26-2030	50,000	5,614
Lebanese Republic †	7.05	11-2-2035	200,000	22,500
Oman Government	4.75	6-15-2026	200,000	202,043
Oman Government	5.93	10-31-2025	200,000	218,090
Oman Government	6.50	3-8-2047	400,000	375,552
Oriental Republic of Uruguay	4.38	10-27-2027	200,000	224,262
Oriental Republic of Uruguay	4.98	4-20-2055	100,000	127,838
Oriental Republic of Uruguay	5.10	6-18-2050	250,000	324,273
Oriental Republic of Uruguay	7.88	1-15-2033	125,000	183,903
Perusahaan Penerbit SBSN Indonesia III	4.45	2-20-2029	200,000	228,002
Qatar Government	3.24	1-18-2023	200,000	205,750
Qatar Government	3.25	6-2-2026	200,000	212,970
Qatar Government	3.75	4-16-2030	200,000	222,636
Qatar Government	4.00	3-14-2029	200,000	224,351
Qatar Government	4.63	6-2-2046	450,000	561,986
Republic of Angola	8.25	5-9-2028	200,000	187,640
Republic of Angola	9.50	11-12-2025	200,000	203,832
Republic of Argentina	1.00	7-9-2029	93,355	30,879
Republic of Argentina øø	1.13	7-9-2035	425,000	119,642
Republic of Argentina øø	1.13	7-9-2046	28,500	8,145
Republic of Argentina øø	1.75	7-9-2030	200,000	62,018
Republic of Argentina øø	2.00	1-9-2038	215,000	71,255
Republic of Argentina øø	2.50	7-9-2041	135,000	41,611
Republic of Armenia	3.60	2-2-2031	200,000	183,000
Republic of Azerbaijan	3.50	9-1-2032	200,000	199,548
Republic of Belarus	7.63	6-29-2027	200,000	187,700
Republic of Chile	3.13	1-21-2026	200,000	210,166
Republic of Chile	3.86	6-21-2047	200,000	219,402
Republic of Colombia	3.13	4-15-2031	200,000	178,942
Republic of Colombia	4.13	5-15-2051	200,000	162,198
Republic of Colombia	4.50	1-28-2026	200,000	208,286
Republic of Colombia	5.00	6-15-2045	286,000	262,070
Republic of Colombia	7.38	9-18-2037	150,000	175,310
Republic of Costa Rica	7.00	4-4-2044	350,000	330,488
Republic of Cote d'Ivoire	6.13	6-15-2033	200,000	203,904
Republic of Croatia	6.00	1-26-2024	200,000	219,569
Republic of Eduador ¤	0.00	7-31-2030	90,000	49,501
Republic of Eduador øø	1.00	7-31-2035	500,000	322,500
See accompanying notes to portfolio of investments

Allspring Emerging Markets Bond Portfolio  |  3

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 81.43% (continued)
Republic of Eduador øø	5.00%	7-31-2030	$250,000	$ 206,565
Republic of El Salvador	6.38	1-18-2027	60,000	38,670
Republic of El Salvador	7.65	6-15-2035	347,000	216,008
Republic of El Salvador	8.63	2-28-2029	40,000	26,600
Republic of Ghana	6.38	2-11-2027	200,000	164,460
Republic of Ghana	7.63	5-16-2029	300,000	241,662
Republic of Ghana	8.63	6-16-2049	200,000	151,772
Republic of Guatemala	4.38	6-5-2027	200,000	209,500
Republic of Hungary	5.38	2-21-2023	40,000	42,162
Republic of Hungary	5.38	3-25-2024	200,000	218,043
Republic of Hungary	5.75	11-22-2023	30,000	32,672
Republic of Hungary	7.63	3-29-2041	100,000	162,782
Republic of Indonesia	4.10	4-24-2028	300,000	333,673
Republic of Indonesia	5.13	1-15-2045	200,000	243,011
Republic of Indonesia	7.75	1-17-2038	125,000	186,762
Republic of Iraq	5.80	1-15-2028	203,125	185,612
Republic of Jamaica	8.00	3-15-2039	200,000	275,600
Republic of Kazakhstan	5.13	7-21-2025	200,000	225,260
Republic of Kazakhstan	6.50	7-21-2045	200,000	286,500
Republic of Kenya	6.88	6-24-2024	200,000	211,600
Republic of Kenya	8.25	2-28-2048	200,000	196,796
Republic of Nigeria	7.63	11-21-2025	200,000	209,578
Republic of Nigeria	7.88	2-16-2032	300,000	285,000
Republic of Panama	3.16	1-23-2030	200,000	204,518
Republic of Panama	3.87	7-23-2060	200,000	193,342
Republic of Panama	4.00	9-22-2024	200,000	211,804
Republic of Panama	4.50	5-15-2047	350,000	378,665
Republic of Paraguay	5.00	4-15-2026	250,000	274,125
Republic of Peru	2.78	12-1-2060	60,000	50,655
Republic of Peru	3.23	7-28-2121	60,000	49,390
Republic of Peru	3.55	3-10-2051	40,000	39,953
Republic of Peru	4.13	8-25-2027	100,000	109,282
Republic of Peru	5.63	11-18-2050	100,000	136,156
Republic of Peru	6.55	3-14-2037	300,000	402,282
Republic of Peru	7.35	7-21-2025	100,000	119,495
Republic of Philippines	1.65	6-10-2031	200,000	189,868
Republic of Philippines	2.65	12-10-2045	200,000	183,994
Republic of Philippines	3.70	2-2-2042	200,000	213,700
Republic of Philippines	5.50	3-30-2026	400,000	465,153
Republic of Poland	3.25	4-6-2026	300,000	320,627
Republic of Senegal	6.25	5-23-2033	200,000	200,260
Republic of South Africa	4.85	9-30-2029	400,000	402,500
Republic of South Africa	6.25	3-8-2041	200,000	203,000
Republic of Sri Lanka	5.75	4-18-2023	400,000	242,964
Republic of Sri Lanka	6.75	4-18-2028	300,000	163,968
Republic of Sri Lanka	7.55	3-28-2030	200,000	109,342
Republic of Turkey	4.88	10-9-2026	200,000	184,256
Republic of Turkey	5.60	11-14-2024	200,000	196,500
Republic of Turkey	6.63	2-17-2045	400,000	350,296
Republic of Turkey	7.25	3-5-2038	20,000	19,445
Republic of Turkey	7.38	2-5-2025	200,000	204,730
Republic of Turkey	7.63	4-26-2029	200,000	203,337
Republic of Venezuela †	6.00	12-9-2020	225,000	21,375
Republic of Venezuela †	7.00	3-31-2038	200,000	19,000
Republic of Zambia	8.50	4-14-2024	200,000	153,000
See accompanying notes to portfolio of investments

4  |  Allspring Emerging Markets Bond Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 81.43% (continued)
Romania Government	4.00%	2-14-2051	$40,000	$ 38,819
Romania Government	4.38	8-22-2023	110,000	115,624
Romania Government	4.88	1-22-2024	150,000	159,820
Romania Government	5.13	6-15-2048	160,000	182,000
Russian Federation	4.88	9-16-2023	200,000	211,865
Russian Federation	5.10	3-28-2035	200,000	235,750
Russian Federation	5.63	4-4-2042	200,000	259,629
Russian Federation	12.75	6-24-2028	180,000	288,453
Saudi Government	2.88	3-4-2023	200,000	205,201
Saudi Government	3.63	3-4-2028	200,000	217,376
Saudi Government	4.50	4-17-2030	200,000	232,000
Saudi Government	4.50	10-26-2046	200,000	231,880
Saudi Government	4.63	10-4-2047	200,000	236,310
Trinidad & Tobago Government	4.50	8-4-2026	200,000	204,002
Ukraine Government	7.38	9-25-2032	200,000	188,420
Ukraine Government	7.75	9-1-2023	200,000	201,606
Ukraine Government	7.75	9-1-2025	400,000	400,000
United Mexican States	2.66	5-24-2031	200,000	193,014
United Mexican States	3.25	4-16-2030	200,000	203,878
United Mexican States	4.13	1-21-2026	200,000	219,572
United Mexican States	4.50	1-31-2050	200,000	208,064
United Mexican States	4.75	3-8-2044	40,000	43,185
United Mexican States	5.55	1-21-2045	20,000	23,688
United Mexican States	5.75	10-12-2110	20,000	22,879
United Mexican States	6.05	1-11-2040	20,000	24,662
United Mexican States	6.75	9-27-2034	150,000	197,439
Total Yankee government bonds (Cost $30,090,482)				28,908,932

		Yield	Shares
Short-term investments: 1.28%
Investment companies: 1.28%
Allspring Government Money Market Fund Select Class ♠∞		0.03	455,044	455,044
Total Short-term investments (Cost $455,044)				455,044
Total investments in securities (Cost $36,163,398)	99.10%			35,182,001
Other assets and liabilities, net	0.90			320,531
Total net assets	100.00%			$35,502,532

†	Non-income-earning security
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments

Allspring Emerging Markets Bond Portfolio  |  5

Portfolio of investments—November 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$654,821	$7,084,319	$(7,284,096)	$0	$0	$455,044	455,044	$100
See accompanying notes to portfolio of investments

6  |  Allspring Emerging Markets Bond Portfolio

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Emerging Markets Bond Portfolio  |  7

Notes to portfolio of investments—November 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Yankee corporate bonds and notes	$0	$5,818,025	$0	$5,818,025
Yankee government bonds	0	28,908,932	0	28,908,932
Short-term investments
Investment companies	455,044	0	0	455,044
Total assets	$455,044	$34,726,957	$0	$35,182,001
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended November 30, 2021, the Portfolio did not have any transfers into/out of Level 3.

8  |  Allspring Emerging Markets Bond Portfolio